STOCKHOLDERS' EQUITY, Shares of Common Stock under Equity Incentive Plan (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares of Common Stock under Equity Incentive Plan [Abstract]
Common stock reserved for issuance (in shares)	1,525,175		1,525,175
Proceeds from stock options exercised	$ 76,000	$ 0	$ 82,000	$ 0	$ 38,000	$ 12,000
Stock Options [Member]
Shares of Common Stock under Equity Incentive Plan [Abstract]
Number of stock option awards granted (in shares)					1,173,500	1,575,000
Exercise of stock options (in shares)					159,477	33,436
Equity Incentive Plan [Member] | Stock Options [Member]
Shares of Common Stock under Equity Incentive Plan [Abstract]
Common stock reserved for issuance (in shares)					7,195,584
Number of stock option awards granted (in shares)					7,065,350
Stock options outstanding and expected to vest, number of shares (in shares)					4,628,311
Exercise of stock options (in shares)					159,477	33,436
Stock options exercised to date (in shares)					192,913
Stock options are subject to vesting (in shares)					2,174,126
Remaining common stock reserved for future issuance (in shares)					130,234
Proceeds from stock options exercised					$ 38,000	$ 12,000